Summary of Significant Accounting Policies (Details Narrative)	7 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended
	Jul. 29, 2020 USD ($)	Sep. 30, 2019 USD ($)	Nov. 14, 2018 shares	Dec. 13, 2018 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)	Mar. 31, 2021 USD ($)	Mar. 19, 2021 USD ($)	Oct. 08, 2019 USD ($)	Dec. 31, 2015	Dec. 18, 2013
Property, Plant and Equipment [Line Items]
Assets, Current					$ 140,605,000	$ 114,008,000
Liabilities, Current					805,860,000	241,939,000
Working capital deficit					665,255,000
Long-term Debt, Current Maturities					$ 704,772,000	$ 172,953,000
Common Stock, Shares, Outstanding | shares					16,559,481	15,873,391
Restricted Cash and Cash Equivalents, Current					$ 763,000	$ 490,000
Inventory Related Text					first-in, first-out
Property, Plant and Equipment, Depreciation Methods					straight line
Time Period Considered					10-year average historical scrap rates
Scrap value per light weight ton					$ 360
Property, Plant and Equipment, Useful Life					25 years
Increase in management fees every second year					3.00%
Utilization rate of fleet					99.40%
Amortization of Debt Issuance Costs					$ 5,671,000	4,798,000	$ 3,743,000
Revenues					361,438,000	280,117,000	187,946,000
Gain (Loss) on Sale of Assets and Asset Impairment Charges					(17,168,000)	(36,731,000)	25,000
Finite-Lived Intangible Assets, Net					0	0
Amortization of Deferred Charges					13,493,000	9,576,000	7,656,000
Accumulated Amortization of Other Deferred Costs					$ 27,232,000	19,210,000
Number of Reportable Segments					1
Accounts Receivable, after Allowance for Credit Loss, Current					$ 8,151,000	34,235,000
Share-based Payment Arrangement, Noncash Expense					$ 482,000	909,000	1,076,000
Management Agreement [Member]
Property, Plant and Equipment [Line Items]
Duration of agreement					2 years
Minimum [Member]
Property, Plant and Equipment [Line Items]
Interval between vessel drydockings / special surveys					30 months
Maximum [Member]
Property, Plant and Equipment [Line Items]
Interval between vessel drydockings / special surveys					60 months
Navios Maritime Midstream Partners [Member]
Property, Plant and Equipment [Line Items]
Finite-lived Intangible Assets Acquired				$ 36,900,000
Navios Europe I [Member]
Property, Plant and Equipment [Line Items]
Number of vessels acquired												10
Navios Europe I [Member] | Management Agreement [Member]
Property, Plant and Equipment [Line Items]
Duration of agreement					2 years
Navios Europe II [Member]
Property, Plant and Equipment [Line Items]
Number of vessels acquired											14
Time chartering [Member]
Property, Plant and Equipment [Line Items]
Revenues					$ 266,020,000	167,743,000	122,235,000
Pooling arrangements [Member]
Property, Plant and Equipment [Line Items]
Revenues					51,761,000	71,165,000	52,989,000
Voyage contracts [Member]
Property, Plant and Equipment [Line Items]
Revenues					9,948,000	33,370,000	11,638,000
Capitalized Contract Cost, Gross					0	103,000
Accounts Receivable, after Allowance for Credit Loss, Current					252,000	12,219,000
Profit sharing [Member]
Property, Plant and Equipment [Line Items]
Revenues					33,709,000	7,839,000	$ 1,084,000
Reverse Stock Split [Member] | Before Reverse Stock Split [Member]
Property, Plant and Equipment [Line Items]
Common Stock, Shares, Outstanding | shares			142,900,000
Reverse Stock Split [Member] | After Reverse Stock Split [Member]
Property, Plant and Equipment [Line Items]
Common Stock, Shares, Outstanding | shares			9,500,000
Reverse Stock Split [Member] | Common Stock [Member]
Property, Plant and Equipment [Line Items]
Stockholders' Equity, Reverse Stock Split			On November 9, 2018, the Stockholders of Navios Acquisition approved a one-for-15 reverse stock split
Stockholders' Equity Note, Stock Split, Conversion Ratio			15
N Shipmanagement Acquisition Corp. [Member]
Property, Plant and Equipment [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity									$ 100,000,000
Allegro N, Solstice N and Nave Celeste [Member]
Property, Plant and Equipment [Line Items]
Sale price								$ 48,097,000
Acrux N, Vita N, Nave Neutrino, Ete N, Fleur N and Spectrum N [Member]
Property, Plant and Equipment [Line Items]
Sale price								$ 97,982,000
Nave Electron [Member]
Property, Plant and Equipment [Line Items]
Sale price										$ 25,250,000
Impairment of Long-Lived Assets to be Disposed of						7,287,000
Nave Constellation [Member]
Property, Plant and Equipment [Line Items]
Charter hire daily rate		$ 48,153
Nave Constellation [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Revenues		54,388,000
Nave Universe [Member]
Property, Plant and Equipment [Line Items]
Charter hire daily rate		48,153
Nave Universe [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Revenues		54,388,000
Nave Constellation And Nave Universe [Member]
Property, Plant and Equipment [Line Items]
Gain (Loss) on Sale of Assets and Asset Impairment Charges		$ 32,688,000
MR2 Chemical Tanker Vessel [Member] | Management Agreement [Member]
Property, Plant and Equipment [Line Items]
Daily management fee to Navios Holdings					6,800	6,500
LR1 Product Tanker Vessel [Member] | Management Agreement [Member]
Property, Plant and Equipment [Line Items]
Daily management fee to Navios Holdings					7,230	$ 7,150
LR1 Product Tanker Vessel [Member] | Navios Europe I [Member]
Property, Plant and Equipment [Line Items]
Number of vessels acquired						2
LR1 Product Tanker Vessel [Member] | Navios Europe I [Member] | Management Agreement [Member]
Property, Plant and Equipment [Line Items]
Daily management fee to Navios Holdings						$ 7,230
VLCC [Member] | Management Agreement [Member]
Property, Plant and Equipment [Line Items]
Daily management fee to Navios Holdings					9,700	9,500
Per Vessel [Member] | Management Agreement [Member]
Property, Plant and Equipment [Line Items]
Daily management fee to Navios Holdings					$ 50.00
Annual increase in daily management fee					3.00%
Per Vessel [Member] | Navios Europe I [Member] | Management Agreement [Member]
Property, Plant and Equipment [Line Items]
Daily management fee to Navios Holdings						$ 50.00
Per Vessel [Member] | After January 1, 2022 [Member] | Navios Europe I [Member] | Management Agreement [Member]
Property, Plant and Equipment [Line Items]
Annual increase in daily management fee						3.00%
MR1 Product Tanker Vessel [Member] | Navios Europe I [Member]
Property, Plant and Equipment [Line Items]
Number of vessels acquired						3
MR1 Product Tanker Vessel [Member] | Navios Europe I [Member] | Management Agreement [Member]
Property, Plant and Equipment [Line Items]
Daily management fee to Navios Holdings						$ 6,800
Containers [Member]
Property, Plant and Equipment [Line Items]
Impairment of Long-Lived Assets to be Disposed of					$ 3,268,000
Containers [Member] | Navios Europe II [Member]
Property, Plant and Equipment [Line Items]
Number of vessels acquired	7				7
Container Vessel of 1,500 up to 1,999 TEU [Member] | Navios Europe II [Member] | Management Agreement [Member]
Property, Plant and Equipment [Line Items]
Daily management fee to Navios Holdings	$ 5,300
Container Vessel of 2,000 up to 3,450 TEU [Member] | Navios Europe II [Member] | Management Agreement [Member]
Property, Plant and Equipment [Line Items]
Daily management fee to Navios Holdings	$ 6,100
Senior Notes [Member]
Property, Plant and Equipment [Line Items]
Long-term Debt, Current Maturities					$ 602,600,000